Investments in Subsidiaries - Summarized Financial Information Including Goodwill On Acquisition And Consolidation Adjustment But Before Intercompany Eliminations Of Subsidiaries With Material Non Controlling Interests (Details))
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 CNY (¥)
Summarized statement of financial position
Current assets	¥ 17,382,304		¥ 16,420,891		$ 2,453,361
Current liabilities	(11,209,055)		(9,559,250)		(1,582,061)
Non-current liabilities	(1,071,751)		(951,160)		(151,268)
Total equity	11,573,385		11,147,554	¥ 10,961,904	1,633,482	¥ 10,053,654
Attributable to NCI	2,805,856		2,751,705		396,022
Summarized statement of comprehensive income
Revenue	18,016,085	$ 2,542,813	16,263,248	16,197,819
Profit for the year	860,700	121,480	974,400	1,319,856
Total comprehensive income for the year	872,217	123,106	1,056,291	1,243,333
Attributable to NCI	261,848	36,958	292,356	416,224
Summarized statement of cash flows
Operating	1,583,016	223,431	670,601	1,420,167
Investing	(810,477)	(114,391)	(79,992)	76,570
Financing	(589,429)	(83,193)	(449,525)	280,862
Guangxi Yuchai Machinery Company Lmited [member]
Summarized statement of financial position
Current assets	16,444,627		15,498,171		2,321,015
Non-current assets, excluding goodwill	6,160,217		4,925,347		869,461
Goodwill	212,636		212,636		30,012
Current liabilities	(11,162,938)		(9,489,499)		(1,575,551)
Non-current liabilities	(964,084)		(828,993)		(136,072)
Net assets	10,690,458		10,317,662		1,508,865
Total equity	10,690,458		10,317,662		1,508,865
Attributable to NCI	2,603,227		2,556,644		$ 367,423
Summarized statement of comprehensive income
Revenue	17,980,304	2,537,763	16,210,467	16,140,621
Profit for the year	825,807	116,555	972,010	960,359
Total comprehensive income for the year	828,861	116,987	867,438	960,359
Attributable to NCI	254,284	35,890	252,394	270,452
Summarized statement of cash flows
Operating	1,632,557	230,421	701,716	1,435,156
Investing	(858,904)	(121,227)	(331,416)	(215,817)
Financing	(656,576)	(92,670)	(66,975)	221,660
Net increase in cash and cash equivalents	¥ 117,077	$ 16,524	¥ 303,325	¥ 1,440,999